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                    UNITED INVESTORS LIFE INSURANCE COMPANY
                  RetireMAP Deferred Variable Annuity Policy


       Supplement dated November 4, 1999 to Prospectus and Statement of
                   Additional Information dated May 1, 1999



     Effective November 4, 1999, the Trustees of Warburg Pincus Trust II determined to terminate the Trust and its Fixed Income and Global Fixed Income Portfolios. Accordingly, effective immediately, the Portfolios will no longer be offered to new investors. The RetireMAP Deferred Variable Annuity Prospectus and Statement of Additional Information are hereby revised to remove all reference to the Warburg Pincus Trust II Portfolios, Fixed Income and Global Fixed Income.

                    _______________________________________

     The definition of "Beneficiary" in the "Glossary" on Page iv of the RetireMAP Deferred Variable Annuity Prospectus is deleted and replaced with the following:.

          "The beneficiary is the individual or individuals to whom the death benefit is paid if the owner (or any joint owner) dies before the retirement date."



Please keep this Supplement with your Prospectus or Statement of Additional Information dated May 1, 1999, for the RetireMAP Deferred Variable Annuity Policy.

Form U-1153-F, Ed. 11/99